Net Change In Non-Cash Operating Working Capital - Summary Of Changes In Non Cash Operating Working Capital (Detail) - Non Cash Item [Member] - CAD ($) $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Schedule Of Changes In Non Cash Operating Working Capital [Line Items]
Accounts receivable	$ 39.4	$ 45.5
Taxes receivable	(61.6)	0.0
Taxes payable	9.4	(4.5)
Inventories	(19.5)	(80.4)
Prepaid expenses and other current assets	41.5	14.9
Accounts payable and accrued liabilities	(15.1)	57.6
Derivative financial instruments (net)	$ (5.9)	$ 33.1